Note 4 - Mineral Properties and Deferred Exploration - Expenditure on Mineral Properties (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Statement Line Items [Line Items]
Balance	$ 49,912,854	$ 46,920,303	$ 45,802,858
Camp, field supplies and travel	281,220	207,505
License fees and exploration and field overhead	802,601	2,618,673
Geological consulting and field wages	191,327	206,722
Geophysical and geochemical
Property acquisition costs		168,284
Trenching and drilling	14,080
Recoveries		(25,408)
Foreign exchange translation	1,703,323	(1,933,614)
	2,992,551	1,242,162
	49,912,854	47,045,020
Write off of mineral properties and deferred exploration costs (Note 4)		(124,717)
Kigosi Project [member]
Statement Line Items [Line Items]
Balance	12,490,641	11,903,553	12,454,254
Camp, field supplies and travel	39,462	19,565
License fees and exploration and field overhead	115,597	67,942
Geological consulting and field wages
Geophysical and geochemical
Property acquisition costs
Trenching and drilling
Recoveries
Foreign exchange translation	432,029	(513,491)
	587,088	(425,984)
	12,490,641	12,028,270
Write off of mineral properties and deferred exploration costs (Note 4)		(124,717)
Itelemia Project [member]
Statement Line Items [Line Items]
Balance	5,948,261	5,735,611	5,962,715
Camp, field supplies and travel	4,494
License fees and exploration and field overhead		17,738
Geological consulting and field wages
Geophysical and geochemical
Property acquisition costs
Trenching and drilling
Recoveries
Foreign exchange translation	208,156	(244,842)
	212,650	(227,104)
	5,948,261	5,735,611
Write off of mineral properties and deferred exploration costs (Note 4)	0
Luhala Project [member]
Statement Line Items [Line Items]
Balance	3,336,617	3,219,697	3,351,158
Camp, field supplies and travel
License fees and exploration and field overhead		5,988
Geological consulting and field wages
Geophysical and geochemical
Property acquisition costs
Trenching and drilling
Recoveries
Foreign exchange translation	116,920	(137,449)
	116,920	(131,461)
	3,336,617	3,219,697
Write off of mineral properties and deferred exploration costs (Note 4)	0
Buckreef Gold Project [member]
Statement Line Items [Line Items]
Balance	28,137,335	26,061,442	$ 24,034,731
Camp, field supplies and travel	237,264	187,940
License fees and exploration and field overhead	687,004	2,527,005
Geological consulting and field wages	191,327	206,722
Geophysical and geochemical
Property acquisition costs		168,284
Trenching and drilling	14,080
Recoveries		(25,408)
Foreign exchange translation	946,218	(1,037,832)
	2,075,893	2,026,711
	28,137,335	26,061,442
Write off of mineral properties and deferred exploration costs (Note 4)